Shareholder Report, Holdings (Details) - C000245003	Aug. 31, 2026
81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	21.40%
81369Y100 | State Street Materials Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Equities78464A409
Holdings [Line Items]
Percent of Total Investments	100.00%
Equity
Holdings [Line Items]
Percent of Net Asset Value	99.20%